CONSOLIDATED BALANCE SHEETS [Parenthetical]	Dec. 31, 2014	Dec. 31, 2013
Common stock, issued	14,527,571	14,527,571
Common stock, outstanding	14,527,571	14,527,571
Preferred stock, authorized	100,000,000	100,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0